Stock-Based Compensation - Stock Options (Details) - Common Shares - Stock Options - Long-Term Incentive Plans - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Stock compensation, number of options
Stock options outstanding	460		418
Stock compensation, other information
Stock options outstanding - weighted average exercise price (USD per share)	$ 42.20		$ 42.23
Aggregate intrinsic value, options exercised	$ 3	$ 19